Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position
Equity method investments in the consolidated statement of financial position were comprised of the following:

	December 31,

	2023	2022
YPL	1,798	6,028
Other equity method investments	232	171
Total equity method investments	2,030	6,199

Share of Post-tax Earnings (Losses) in Equity Method Investments Reported in Consolidated Income Statement
The Company’s share of
post-tax
earnings (losses) in equity method investments as reported in the consolidated income statement is comprised of the following:

	Year ended December 31,

	2023	2022
YPL	1,099	(416)
Other equity method investments	(24)	(16)
Total share of post-tax earnings (losses) in equity method investments	1,075	(432)

Summary of Financial Information for YPL with Reconciliation to Thomson Reuters Carrying Value of its Investment
The Company’s share of
post-tax
earnings (losses) in its YPL investment was comprised of the following items:

	Year ended December 31,

	2023	2022
Increase in LSEG share price	785	207
Foreign exchange gains (losses) on LSEG shares	251	(787)
Dividend income	58	87
(Loss) gain from forward contract	(77)	77
Loss from call options	(15)	-
Historical excluded equity adjustment (1)	97	-
YPL - Share of post-tax earnings (losses) in equity method investments	1,099	(416)
(1) Represents income from the recognition of a portion of the cumulative impact of equity transactions that were excluded from the Company’s investment in YPL.
Set forth below is summarized financial information for 100% of YPL:

	Year ended December 31,

	2023	2022
Mark-to-market of LSEG shares	3,024	(1,354)
Dividend income	154	202
(Loss) gain from forward contract	(179)	179
Loss from call options	(63)	-
Net earnings (loss)	2,936	(973)
Total comprehensive income (loss)	2,936	(973)

The following table reconciles the net assets attributable to YPL to the Company’s carrying value of its investment in YPL:

	December 31,

	2023	2022
Assets
Current assets	160	190
Non-current assets	8,036	14,620
Total assets	8,196	14,810
Liabilities
Current liabilities	105	10
Non-current liabilities	236	202
Total liabilities	341	212
Net assets attributable to YPL	7,855	14,598
Net assets attributable to YPL - beginning period	14,598	15,881
Net earnings (loss) attributable to YPL	2,936	(973)
Distribution to owners	(9,679)	(310)
Net assets attributable to YPL - ending period	7,855	14,598
Thomson Reuters % share	24.6%	42.84%
Thomson Reuters $ share	1,927	6,254
Historical excluded equity adjustment (1)	(129)	(226)
Thomson Reuters carrying amount	1,798	6,028
(1) Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL.